Provisions	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Provisions

21. PROVISIONS

	Conduct remediation
		Other	FSCS and		Off-balance	Regulatory
	PPI	products	Bank Levy	Property	sheet ECL	and other	Total
	£m	£m	£m	£m	£m	£m	£m
At 31 December 2018	246	30	45	37	56	95	509
Adoption of IFRS 16 (see Note 1)	—	—	—	17	—	—	17
At 1 January 2019	246	30	45	54	56	95	526
Additional provisions (see Note 5)	70	—	—	38	—	114	222
Provisions released (see Note 5)	—	—	(2)	(8)	(1)	(7)	(18)
Utilisation	(68)	(1)	(41)	(4)	—	(69)	(183)

At 30 June 2019	248	29	2	80	55	133	547

At 31 December 2017	356	47	57	39		59	558
Reallocation of ECL on off-balance sheet exposures(1)	—	—	—	—	50	—	50

At 1 January 2018	356	47	57	39	50	59	608
Additional provisions (see Note 5)	—	—	—	11	10	54	75
Provisions released (see Note 5)	—	(14)	(4)	—	—	(14)	(32)
Utilisation	(55)	(2)	(37)	(7)	—	(46)	(147)

At 30 June 2018	301	31	16	43	60	53	504

(1)	ECL on off-balance sheet exposures following the adoption of a methodology to enable their separate identification from ECL on drawn exposures. See Note 10.

Conduct remediation

At 30 June 2019, the remaining provision for Payment Protection Insurance (PPI) redress and related costs was £248m. This includes a provision for PPI redress as well as our best estimate of liability for a specific portfolio which was disclosed in our 2018 Annual Report.

For every additional 25,000 inbound PPI complaints above the future expected claims of c.311k from June to the end of the industry deadline, we would expect an additional charge of £6.9m.

30 June 2019 compared to 31 December 2018

We made an additional provision of £70m in Q219 reflecting an increase in PPI claims volumes, additional industry activities and having considered guidance provided by the FCA, in advance of the PPI claims deadline on 29 August 2019.

We will continue to monitor our provision levels and take account of the impact of any further change in claims received and FCA guidance.

Property

Property provisions include vacant property provisions, as described in Note 30 to the Consolidated Financial Statements in the 2018 Annual Report, and property dilapidation provisions within the scope of IFRS 16.

Property provisions were impacted by £38m of transformation charges in H119. These relate to a multi-year project to deliver on our strategic priorities and enhance efficiency in order for us to better serve our customers and meet our medium term targets. Q119 charges largely related to restructuring of our branch network associated with the announcement made earlier in the year to reshape our branch network.

Regulatory and other

Regulatory and other provisions were impacted by £62m of transformation charges in H119, also relating to the multi-year project described above. In addition to the Q119 charges largely related to the restructuring of our branch network, further charges in Q219 were largely associated with the announced plans to reshape our Corporate & Commercial Banking business.